Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

November 12, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Schwab Money Market Fund

Schwab AMT Tax-Free Money Fund

Schwab Massachusetts Municipal Money Fund

Schwab Pennsylvania Municipal Money Fund

Schwab New Jersey Municipal Money Fund

Schwab Cash Reserves

Schwab Advisor Cash Reserves

Schwab Government Money Fund

Schwab U.S. Treasury Money Fund

Schwab Value Advantage Money Fund

Schwab Retirement Advantage Money Fund

Schwab Investor Money Fund

Schwab Municipal Money Fund

Schwab California Municipal Money Fund

Schwab New York Municipal Money Fund

Schwab Treasury Obligations Money Fund

(the “Funds”) each a series of The Charles Schwab Family of Funds (the “Registrant”)
(File Nos. 033-31894 and 811-05954)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated November 9, 2015 to the Fund’s prospectus, dated April 30, 2015, as supplemented October 9, 2015. The purpose of this filing is to submit, in XBRL, the 497 dated November 9, 2015.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0780.

Very truly yours,

/s/ Christine Pierangeli
Christine Pierangeli
Director and Corporate Counsel